Convertible Notes and Demand Loans (Details Narrative) (USD $)	0 Months Ended						1 Months Ended	3 Months Ended							0 Months Ended		3 Months Ended					3 Months Ended			0 Months Ended		3 Months Ended
	Nov. 08, 2012	Oct. 03, 2012	Sep. 06, 2012	Jul. 16, 2012	Dec. 28, 2010	Jul. 31, 2010	Aug. 31, 2009	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Mar. 07, 2011	Jan. 31, 2011	Jul. 01, 2010	Jan. 30, 2011 Junior Notes [Member]	Jan. 30, 2011 Senior Notes I [Member]	Dec. 28, 2010 Senior Notes I [Member]	Jul. 31, 2012 Senior Notes I [Member]	Jul. 31, 2011 Senior Notes I [Member]	Jul. 31, 2012 Senior Notes II [Member]	Jul. 31, 2011 Senior Notes II [Member]	Apr. 30, 2010 Senior Notes II [Member]	Jul. 31, 2012 Senior Notes II [Member] December 28, 2013 [Member]	Jul. 31, 2012 Senior Notes II [Member] January 31, 2014 [Member]	Jul. 31, 2012 Senior Notes II [Member] March 7, 2014 [Member]	Jan. 30, 2011 Junior Notes [Member]	Dec. 28, 2010 Junior Notes [Member]	Jul. 31, 2012 Junior Notes [Member]	Jul. 31, 2011 Junior Notes [Member]
Senior secured convertible notes					$ 4,600,000			$ 9,405,315		$ 2,529,200	$ 4,600,000	$ 4,600,000	$ 2,500,000
Percentage of working interest						10.00%							10.00%
Percentage of gross overriding royalty interest						2.75%							2.75%
Loan fees for issuance of senior and junior notes						327,752
Debt expense								48,830	48,147
Percentage of interest payable annual	8.00%	8.00%	8.00%												8.00%
Percentage of additional notes payable at an option															12.00%				12.00%						7.50%
Common stock conversion price per share															$ 0.50				$ 0.20						$ 0.50
Percentage of repayment premium															5.00%				15.00%						5.00%
Number of Warrants issued for notes															5,000,000				9,200,000
Warrants exercise price					$ 0.20		$ 0.25								$ 0.50				$ 0.25
Number of warrants exercisable																						2,400,000	5,600,000	1,200,000
Reduction in conversion price of senior notes																$ 0.20
Reduction in conversion price of junior notes																										$ 0.20
Reduction in conversion price of senior warrants																$ 0.20
Increase in number of Warrants																12,500,000
Warrants, risk free rate, minimum																	0.29%		0.28%
Warrants, risk free rate, maximum																	0.84%		1.15%								0.84%
Warrants, expected volatility rate, minimum																	75.00%		120.00%
Warrants, expected volatility rate, maximum																	100.00%		130.00%								100.00%
Warrants, expected life term, minimum																	18 months		18 months
Warrants, expected life term, maximum																	3 years		3 years								3 years
Pro-rata portion of liability															184,373
Accreted the debt discount																	0	142,372	229,820	93,046	0						77,862	2,416
Default interest rate	15.00%	15.00%	15.00%	15.00%													15.00%	15.00%	15.00%	15.00%							15.00%	15.00%
Demand loan				250,000				250,000
Debt instrument maturity date															Jan. 30, 2012				Jun. 28, 2012								Jul. 30, 2013
Demand loan interest rate				8.00%										5.00%	8.00%				8.00%
Accrued interest				$ 822